Taxation (Income Taxes, Composition of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Income from PRC entities	$ 73,720	$ 126,104	$ 64,885
(Loss)/income from non-PRC entities	26,214	(29,482)	(8,746)
Income before income tax expenses	99,934	96,622	56,139
Current income tax expense	462	18,382	3,118
Deferred tax (benefit)/expense	691	(3,960)	(3,091)
Income tax expense	$ 1,153	$ 14,422	$ 27